Trade and other receivables	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Trade and other receivables
19. Trade and other receivables

Million US dollar	31 December 2025	31 December 2024

Cash deposits for guarantees	144	133
Loans to customers	6	8
Tax receivable, other than income tax	100	105
Brazilian tax credits and interest receivables	1 299	1 120
Trade and other receivables	323	212
Non-current trade and other receivables	1 871	1 577

Trade receivables and accrued income	4 261	3 792
Interest receivables	67	43
Tax receivable, other than income tax	660	416
Loans to customers	52	60
Prepaid expenses	568	493
Other receivables	553	467
Current trade and other receivables	6 161	5 270
Ambev’s tax credits and interest receivables are expected to be collected over a period exceeding 12 months after the reporting date. As of 31 December 2025, the total amount of such credits and interest receivables represented 1 299m US dollar (31 December 2024: 1 120m US dollar).
The carrying amount of trade and other receivables is a good approximation of their fair value as the impact of discounting is not significant. The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current
loans to customers can be detailed as follows:

	Net carrying amount as of 31 December 2025	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	4 261	3 990	202	42	25	3
Loans to customers	58	58	-	-	-	-
Interest receivables	66	64	-	2	-	-
Other receivables	553	532	10	6	6	-
	4 939	4 644	212	50	30	3

	Net carrying amount as of 31 December 2024	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	3 792	3 531	177	34	32	18
Loans to customers	68	58	-	-	10	-
Interest receivables	43	43	-	-	-	-
Other receivables	467	450	4	5	8	-
	4 369	4 082	181	38	50	18
The above analysis of the age of financial assets that are past due as of the reporting date but not impaired also includes non-current loans to customers. Past due amounts were not impaired when collection is still considered likely, for instance because the amounts can be recovered from the tax authorities, AB InBev has sufficient collateral, or the customer entered into a payment plan. Impairment losses on trade and other receivables recognized in 2025 amount to 53m US dollar (2024: 56m US dollar).
AB InBev’s exposure to credit, currency and interest rate risks is disclosed in Note 27
Risks arising from financial instruments
.